Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
It has been the People & Compensation Committee’s long-standing practice to grant equity awards pursuant to a set cadence. New hire or promotion equity awards are typically granted on the first day of the month following the employee’s start date or promotion in the case of RSUs or the second trading day of the month following the employee’s start date or promotion in the case of stock options. Newly appointed directors receive a stock option grant on their date of appointment or initial election to the board. All equity awards are approved on or before the date of grant. Additionally, the Company typically grants stock options and RSUs to its incumbent directors at its June board meeting, which historically has been the day following the annual meeting of stockholders—a date determined (in most cases) nine-to-twelve months in advance. The grant date for those awards has historically been the date of the second quarter board meeting. Prior to 2025, the Company would also grant annual equity awards to its named executive officers and other employees on this date, although it shifted this date to February in 2025 for this population to better align the performance review process with compensation decisions related to the Company’s annual performance and pay review cycle. The Company intends to grant these annual equity awards to employees in February on a go-forward basis (except for PSUs which the Company intends to grant to its senior executives and named executive officers in March on a go-forward basis, as it first did in March 2026 based on stockholder feedback received).
The grant price of a stock option is the closing price of the Company’s common stock on the Nasdaq Global Select Market on the date of grant with a grant date fair value based on a Black-Scholes option pricing model.
The grant date fair value of an RSU or PSU is the closing price of the Company’s common stock on the Nasdaq Global Select Market on the date of grant, or the previous trading day if the date of the RSU or PSU grant falls on a weekend or market holiday.
All equity grants require approval by the board or the People & Compensation Committee (or the Chief Executive Officer on behalf of the People & Compensation Committee for grants made to employees with a title of Vice President or below, provided that such grants are reviewed periodically by the People & Compensation Committee).
It has been the People & Compensation Committee’s philosophy that maintaining a consistent and formulaic grant practice, based on both its long-standing cadence and board meeting dates that are set in advance, is in the best interests of the Company and its stockholders. Any deviation from these practices is at the discretion of the board or the People & Compensation Committee. While the People & Compensation Committee has discretionary authority to grant equity awards outside of the cycle described above, it does not have a practice or policy of granting equity awards in anticipation of the release of material non-public information and, in any event, we do not time the release of material non-public information in coordination with grants of equity awards in a manner that intentionally affects the value of executive compensation. In addition, we do not take material nonpublic information into account when determining the timing and terms of our equity awards. Although we do not have a formal policy with respect to the timing of our equity award grants, the People & Compensation Committee has historically granted such awards on a predetermined schedule.
In 2025, the Company did not issue any equity awards to our named executive officers within four business days before the filing of the Company’s annual report on Form 10-K, a periodic report on Form 10-Q, or the filing or furnishing of a current report on Form 8-K that disclosed material nonpublic information and ending one business day after the filing or furnishing of such report with the SEC.

Award Timing Method
It has been the People & Compensation Committee’s long-standing practice to grant equity awards pursuant to a set cadence. New hire or promotion equity awards are typically granted on the first day of the month following the employee’s start date or promotion in the case of RSUs or the second trading day of the month following the employee’s start date or promotion in the case of stock options. Newly appointed directors receive a stock option grant on their date of appointment or initial election to the board. All equity awards are approved on or before the date of grant. Additionally, the Company typically grants stock options and RSUs to its incumbent directors at its June board meeting, which historically has been the day following the annual meeting of stockholders—a date determined (in most cases) nine-to-twelve months in advance. The grant date for those awards has historically been the date of the second quarter board meeting. Prior to 2025, the Company would also grant annual equity awards to its named executive officers and other employees on this date, although it shifted this date to February in 2025 for this population to better align the performance review process with compensation decisions related to the Company’s annual performance and pay review cycle. The Company intends to grant these annual equity awards to employees in February on a go-forward basis (except for PSUs which the Company intends to grant to its senior executives and named executive officers in March on a go-forward basis, as it first did in March 2026 based on stockholder feedback received).

Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	While the People & Compensation Committee has discretionary authority to grant equity awards outside of the cycle described above, it does not have a practice or policy of granting equity awards in anticipation of the release of material non-public information and, in any event, we do not time the release of material non-public information in coordination with grants of equity awards in a manner that intentionally affects the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false